Consolidated Balance Sheets (Parentheticals) - $ / shares	Apr. 30, 2026	Oct. 31, 2025
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 7.8	$ 7.8
Ordinary shares, authorized (in Shares)	12,500,000	12,500,000
Ordinary shares, issued (in Shares)	512,757	12,558
Ordinary shares, outstanding (in Shares)	512,757	12,558